Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from one to 96 months and are renewable upon negotiation. Rental expenses were $10,078,033, $9,984,844 and $9,982,604, for the years ended December 31, 2015, 2016 and 2017, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2017 were as follows:

Year Ended December 31	Amount
$
2018	9,178,430
2019	7,909,968
2020	6,353,150
2021	2,140,406
2022	205,760
Then thereafter	617,280

Total	26,404,994

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.